Other Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income Expense [Line Items]
Change in fair value of foreign exchange contracts	$ 46,213	$ 17,921
Change in fair value of gold contracts	(3,201)	341
Change in fair value of warrants	(1,841)	(69,922)
Change in fair value of power purchase agreement	(4,420)	0
Gain on sale of partial interest and reclassification of investment in i-80 Gold	34,467	0
Expected credit losses and write-offs	(13,802)	(446)
(Loss) gain on modification of Revolving Facility	(4,349)	4,958
Foreign exchange loss	(9,059)	(7,809)
Loss on sale of Mercedes	0	(7,006)
Loss on disposals and write-downs of plant and equipment	(328)	(13,733)
Other expense	(12,555)	(691)
Other income (expense)	31,125	(67,880)
Sandbox
Other Income Expense [Line Items]
Gain on sale of assets to Sandbox	0	8,507
Other income (expense)	$ (819)	$ (788)